Acquisitions - Fair Value Assumptions Used in Accounting for Warrants (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 01, 2018	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Time to expiration		5 years
Estimated volatility		153.40%
Dividend		0.00%	0.00%
Warrant
Exercise price	$ 2.50			$ 2.50
Time to expiration	3 years 1 month 20 days			3 years 5 months 20 days
Risk-free interest rate	3.01%			2.77%
Estimated volatility	138.61%			143.97%
Dividend
Stock price at period end date	$ 0.9			$ 0.1